OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
OPERATING SEGMENT INFORMATION
NOTE 4 - OPERATING SEGMENT INFORMATION
Management has defined Constellium’s operating segments based upon the product lines, markets and industries it serves, and prepares and reports operating segment information to Constellium’s chief operating decision maker (CODM) as defined in NOTE 2 - Summary of Significant Accounting Policies on that basis.
The accounting principles used to prepare the Group’s operating segment information are the same as those used to prepare the Group’s Consolidated Financial Statements.
Packaging and Automotive Rolled Products (P&ARP)
P&ARP supplies rolled aluminium products to the packaging market with canstock and closure stock for the beverage and food industry, foil stock for the flexible packaging market and to the automotive market with a number of technically sophisticated applications, such as automotive body sheet and heat exchanger materials. P&ARP operates four facilities in three countries and had approximately 3,900 employees at December 31, 2020.
Aerospace and Transportation (A&T)
A&T supplies rolled aluminium products and very limited volumes of extruded products to the aerospace market, as well as rolled products for transportation, industry and defense end-uses. A&T operates six facilities in three countries and had approximately 3,300 employees at December 31, 2020.
Automotive Structures and Industry (AS&I)
AS&I supplies hard and soft aluminium alloy extruded profiles for a range of high demand industry applications in the automotive, engineering, rail and other transportation end markets, and technologically advanced structural components to the automotive industry. AS&I operates nineteen facilities in ten countries and had approximately 4,600 employees at December 31, 2020.
Holdings & Corporate (H&C)
Holdings & Corporate includes the net cost of Constellium’s head office and corporate support functions, including our technology centers.
Intersegment elimination
Intersegment transactions are conducted on an arm’s length basis and reflect market prices.
4.1 Segment Revenue

	Year ended December 31,
	2020			2019			2018
(in millions of Euros)	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue
P&ARP	2,734	(9)	2,725	3,149	(10)	3,139	3,059	(9)	3,050
A&T	1,025	(23)	1,002	1,462	(42)	1,420	1,389	(50)	1,339
AS&I	1,167	(11)	1,156	1,351	(3)	1,348	1,290	(3)	1,287
H&C (A)	—	—	—	—	—	—	10	—	10
Total	4,926	(43)	4,883	5,962	(55)	5,907	5,748	(62)	5,686
(A)For the year ended December 31, 2018, H&C included revenue from supplying metal to third parties.
4.2 Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income
Constellium’s CODM measures the profitability and financial performance of its operating segments based on Adjusted EBITDA. Adjusted EBITDA is defined as income / (loss) from continuing operations before income taxes, results from joint ventures, net finance costs, other expenses and depreciation, amortization as adjusted to exclude restructuring costs, impairment charges, unrealized gains or losses on derivatives and on foreign exchange differences on transactions that do not qualify for hedge accounting, metal price lag, share-based compensation expense, effects of certain purchase accounting adjustments, start-up and development costs or acquisition, integration and separation costs, certain incremental costs and other exceptional, unusual or generally non-recurring items.

		Year ended December 31,
(in millions of Euros)	Notes	2020	2019	2018
P&ARP		291	273	243
A&T		106	204	152
AS&I		88	106	125
H&C		(20)	(21)	(22)
Adjusted EBITDA		465	562	498
Metal price lag (A)		(8)	(46)	—
Start-up and development costs (B)		(5)	(11)	(21)
Bowling Green one-time cost related to the acquisition (C)		—	(5)	—
Share based compensation costs		(15)	(16)	(12)
(Losses) / gains on pensions plan amendments (D)	23	(2)	1	36
Depreciation and amortization	16, 17	(259)	(256)	(197)
Impairment of assets	16, 17	(43)	—	—
Restructuring costs	8	(13)	(4)	(1)
Unrealized gains / (losses) on derivatives	8	16	33	(84)
Unrealized exchange gains from the remeasurement of monetary assets and liabilities – net	8	1	—	—
(Losses) / gains on disposals (E)	8	(4)	(3)	186
Other (F)		(8)	—	(1)
Income from operations		125	255	404
Finance costs - net	10	(159)	(175)	(149)
Share of income / (loss) of joint-ventures		—	2	(33)
(Loss) / income before income tax		(34)	82	222
Income tax benefit / (expense)	12	17	(18)	(32)
Net (loss) / income		(17)	64	190
(A)Metal price lag represents the financial impact of the timing difference between when aluminium prices included within Constellium's Revenue are established and when aluminium purchase prices included in Cost of sales are established. The Group accounts for inventory using a weighted average price basis and this adjustment aims to remove the effect of volatility in LME prices. The calculation of the Group metal price lag adjustment is based on an internal standardized methodology calculated at each of Constellium’s manufacturing sites and is primarily calculated as the average value of product recorded in inventory, which approximates the spot price in the market, less the average value transferred out of inventory, which is the weighted average of the metal element of cost of sales, based on the quantity sold in the year.
(B)Start-up and development costs, for the years ended December 31, 2020, 2019 and 2018, were related to new projects in our AS&I operating segment.
(C)Bowling Green one-time costs related to the acquisition, for the year ended December 31, 2019, was the non-cash reversal of the inventory step-up.
(D)The Group amended one of its OPEB plans in the U.S. in 2018, which resulted in a €36 million gain for the year ended December 31, 2018.
(E)In July 2018, Constellium completed the sale of the North Building assets of its Sierre plant in Switzerland to Novelis and contributed the Sierre site shared infrastructure to a joint-venture with Novelis, in exchange for cash consideration of €200 million. This transaction also resulted in the termination of the existing lease agreement for the North Building assets which had been leased and operated by Novelis since 2005. For the year ended December 31, 2018, the transaction generated a €190 million net gain. (See NOTE 31 - Subsidiaries and Operating Segments).
(F)Other, in the year ended December 31, 2020, includes €2 million of procurement penalties and termination fees incurred because of the Group's inability to fulfill certain commitments due to the COVID-19 pandemic and a €6 million loss resulting from the discontinuation of hedge accounting for certain forecasted sales that were determined to be no longer expected to occur in light of the COVID-19 pandemic effects.
4.3 Segment capital expenditures

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
P&ARP	(73)	(96)	(97)
A&T	(45)	(72)	(70)
AS&I	(61)	(97)	(105)
H&C	(3)	(6)	(5)
Capital expenditures	(182)	(271)	(277)
4.4 Segment assets

	At December 31,
(in millions of Euros)	2020	2019
P&ARP	1,733	1,951
A&T	765	856
AS&I	668	703
H&C	274	276
Segment assets	3,440	3,786
Deferred income tax assets	193	185
Cash and cash equivalents	439	184
Other financial assets	57	29
Total Assets	4,129	4,184
4.5 Information about major customers
Revenue in the P&ARP segment from sales to the Group’s largest customer was €492 million and €812 million for the years ended December 31, 2020 and December 31, 2018, respectively, and no other single customer contributed 10% or more to the Group’s revenue for 2020 and 2018. No single customer contributed 10% or more to the Group's revenue for the year ended December 31, 2019.